Consolidated Statements of Stockholder's Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
BALANCE, at Dec. 31, 2010	$ 2,881,082	$ 1,317	$ 3,457,444	$ (60,722)	$ (516,957)
Balance, shares at Dec. 31, 2010		131,696,928
Net income/loss	95,298				95,298
Amortization of stock based compensation	0
Other comprehensive income	9,596			9,596
Capital contribution from DryShips Inc	12,480		12,480
BALANCE, at Dec. 31, 2011	2,998,456	1,317	3,469,924	(51,126)	(421,659)
Balance, shares at Dec. 31, 2011		131,696,928
Net income/loss	(132,336)				(132,336)
Issuance of non-vested shares, shares		28,200
Amortization of stock based compensation	613		613
Other comprehensive income	23,301			23,301
Capital contribution from DryShips Inc	18,481		18,481
BALANCE, at Dec. 31, 2012	2,908,515	1,317	3,489,018	(27,825)	(553,995)
Balance, shares at Dec. 31, 2012		131,725,128
Net income/loss	63,323				63,323
Issuance of non-vested shares, shares		150,000
Issuance of non-vested shares, value	0	2	(2)
Amortization of stock based compensation	3,634		3,634
Other comprehensive income	4,371			4,371
BALANCE, at Dec. 31, 2013	$ 2,979,843	$ 1,319	$ 3,492,650	$ (23,454)	$ (490,672)
Balance, shares at Dec. 31, 2013		131,875,128